Related Party Transactions - Narrative (Details) $ in Millions		1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	May 08, 2019	Sep. 30, 2018	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jan. 01, 2018 Subsidiaries
Teekay Offshore [Member]
Business Acquisition [Line Items]
Revenue from Related Parties					$ 7.6
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Business Acquisition [Line Items]
Percentage of ownership acquired								100.00%
Number of Subsidiaries | Subsidiaries								7
Technical Services [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					9.6
Time-Charter Hire Expense [Member] | Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Additional Time Period For Fixed Rate Time Charters Contract		2 years
Related Party Transaction, Expenses from Transactions with Related Party			$ 6.0	$ 5.3		$ 17.3	$ 14.0
Time-Charter Hire Expense [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 20.8
LNG Carriers [Member] | Equity Method Investee [Member]
Business Acquisition [Line Items]
Revenue from Related Parties			$ 21.1	$ 17.4		$ 58.5	$ 50.0
Teekay Lng Marubeni Joint Venture [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			52.00%			52.00%
General Partner [Member] | Teekay Offshore [Member]
Business Acquisition [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%